Basis of Preparation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Forfeiture of share-based deferred compensation awards and extension of deferred debt issue costs and debt discount amortization related to subordinated debt	Dec. 31, 2011 State deferred income taxes for Florida and Alabama that previously were not properly accrued for	Dec. 31, 2010 Depreciable lives of overhaul costs incurred over the period and certain pension costs under a non-qualified plan
Basis of preparation
Increase (decrease) to pre-tax income (loss)	$ 13.7		$ (56.2)
Increase (decrease) to tax expense (benefit)		$ 6.9